intangible assets and goodwill (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) item	Dec. 31, 2023 CAD ($)
intangible assets and goodwill
Balance at beginning of the period	$ 29,779
Amortization	1,523	$ 1,555
Balance at end of the period	31,137	29,779
Accumulated impairment losses of goodwill	0
Contractual commitments for the acquisition of intangible assets	37	25
Cash payments for spectrum licences	637	29
Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	37,059	34,754
Additions	1,984	1,010
Additions arising from business acquisitions	546	1,972
Dispositions, retirements and other (including capitalized interest)	346	(580)
Net foreign exchange differences	358	(97)
Balance at end of the period	39,601	37,059
Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(7,280)	(6,384)
Amortization	(1,523)	(1,555)
Dispositions, retirements and other (including capitalized interest)	(390)	(653)
Net foreign exchange differences	51	(6)
Balance at end of the period	(8,464)	(7,280)
Spectrum licences
intangible assets and goodwill
Balance at beginning of the period	12,250
Balance at end of the period	13,206	12,250
Spectrum licences | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	12,250	12,215
Additions	936	29
Dispositions, retirements and other (including capitalized interest)	(20)	6
Balance at end of the period	$ 13,206	12,250
Spectrum Licences 3800 Mhz
intangible assets and goodwill
Number of spectrum licenses purchased | item	1,430
Intangible assets subject to amortization	$ 620
Percentage of total purchase price remitted as per terms of the auction	20.00%
Amount remitted per terms of the auction	$ 124
AWS - 4 spectrum
intangible assets and goodwill
Cash payments for spectrum licences	17
Long term liability for spectrum license	298
Total intangible assets
intangible assets and goodwill
Balance at beginning of the period	19,721
Balance at end of the period	20,593	19,721
Total intangible assets | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	26,637	25,259
Additions	1,984	1,010
Additions arising from business acquisitions	227	997
Dispositions, retirements and other (including capitalized interest)	346	(580)
Net foreign exchange differences	191	(49)
Balance at end of the period	28,693	26,637
Total intangible assets | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(6,916)	(6,020)
Amortization	(1,523)	(1,555)
Dispositions, retirements and other (including capitalized interest)	(390)	(653)
Net foreign exchange differences	51	(6)
Balance at end of the period	(8,100)	(6,916)
Intangible assets subject to amortization
intangible assets and goodwill
Balance at beginning of the period	7,471
Balance at end of the period	7,387	7,471
Intangible assets subject to amortization | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	14,387	13,044
Additions	1,048	981
Additions arising from business acquisitions	227	997
Dispositions, retirements and other (including capitalized interest)	366	(586)
Net foreign exchange differences	191	(49)
Balance at end of the period	15,487	14,387
Intangible assets subject to amortization | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(6,916)	(6,020)
Amortization	(1,523)	(1,555)
Dispositions, retirements and other (including capitalized interest)	(390)	(653)
Net foreign exchange differences	51	(6)
Balance at end of the period	(8,100)	(6,916)
Customer contracts, related customer relationships and subscriber base intangible assets and goodwill
Balance at beginning of the period	3,827
Balance at end of the period	3,699	3,827
Customer contracts, related customer relationships and subscriber base | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	5,360	4,489
Additions	35
Additions arising from business acquisitions	191	866
Dispositions, retirements and other (including capitalized interest)	3	47
Net foreign exchange differences	159	(42)
Balance at end of the period	5,742	5,360
Customer contracts, related customer relationships and subscriber base | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(1,533)	(1,082)
Amortization	(473)	(473)
Dispositions, retirements and other (including capitalized interest)	1	(18)
Net foreign exchange differences	36	(4)
Balance at end of the period	(2,043)	(1,533)
Software
intangible assets and goodwill
Balance at beginning of the period	2,779
Balance at end of the period	2,879	2,779
Software | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	7,915	7,522
Additions	107	119
Additions arising from business acquisitions	31
Assets under construction put into service	921	845
Dispositions, retirements and other (including capitalized interest)	331	(570)
Net foreign exchange differences	6	(1)
Balance at end of the period	8,649	7,915
Software | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(5,136)	(4,713)
Amortization	(959)	(995)
Dispositions, retirements and other (including capitalized interest)	(330)	(571)
Net foreign exchange differences	5	(1)
Balance at end of the period	(5,770)	(5,136)
Access to rights-of-way, crowdsource assets and other
intangible assets and goodwill
Balance at beginning of the period	335
Balance at end of the period	335	335
Access to rights-of-way, crowdsource assets and other | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	582	498
Additions	41	5
Additions arising from business acquisitions	5	131
Assets under construction put into service		17
Dispositions, retirements and other (including capitalized interest)	32	(63)
Net foreign exchange differences	26	(6)
Balance at end of the period	622	582
Access to rights-of-way, crowdsource assets and other | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(247)	(225)
Amortization	(91)	(87)
Dispositions, retirements and other (including capitalized interest)	(61)	(64)
Net foreign exchange differences	10	(1)
Balance at end of the period	(287)	(247)
Assets under construction.
intangible assets and goodwill
Balance at beginning of the period	530
Balance at end of the period	474	530
Assets under construction. | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	530	535
Additions	865	857
Assets under construction put into service	(921)	(862)
Balance at end of the period	474	530
Goodwill
intangible assets and goodwill
Balance at beginning of the period	10,058
Balance at end of the period	10,544	10,058
Goodwill | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	10,422	9,495
Additions arising from business acquisitions	319	975
Net foreign exchange differences	167	(48)
Balance at end of the period	10,908	10,422
Goodwill | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(364)	(364)
Balance at end of the period	$ (364)	$ (364)